Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,338,473)	$ (2,319,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation on plant and equipment	3,952	7,420
Amortization of intangible assets	10,168	10,147
Non-cash lease expense	32,931
Marketing expense	66,867
Share-based compensation	239,430
Change in operating assets and liabilities
Accounts receivable	436,258	282,067
Deposits, prepayments and other receivables	1,902,870	(202,428)
Inventories	(4,843)
Receipt in advance	17,445	221,045
Accounts payable	(374,338)	(63,303)
Accruals and other payables	5,582	1,675,604
Operating lease liabilities	(32,931)
Net cash used in operating activities	(1,035,082)	(388,544)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(1,729)	(2,807)
Purchase of long-term investments	(99,902)
Net cash used in investing activities	(101,631)	(2,807)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term bank loans		(27,804)
Proceeds from other borrowings	320,242	262,404
Advances from related parties	225,768
Repayments to related parties	(174,755)	(302,514)
Net cash used in financing activities	371,255	(67,914)
Net decrease in cash and cash equivalents	(765,458)	(459,265)
Effect of foreign currency translation on cash and cash equivalents	(181,752)	235,711
Cash and cash equivalents, beginning of period	1,500,148	820,570
Cash and cash equivalents, end of period	552,938	597,016
Supplemental cash flow information:
Interest income received	3,895
Interest paid	$ 131,271	$ 147,608